Accounts Receivable, Net - Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	¥ (45,449)		¥ (20,959)
Charged to costs and expenses	(16,532)	$ (2,404)	(24,490)	¥ (19,695)
Balance at end of the year	¥ (61,981)		¥ (45,449)	¥ (20,959)